Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases - Operating Lease Assets and Liabilities (Table)
	December 31, 2022	December 31, 2021
Operating lease assets
Land lease agreements	8,260	8,078
Office lease agreements	844	1,081
Liquid Barges leasing contract	2,683	—
Total	$11,787	$9,159
Operating lease liabilities, current portion
Land lease agreements	(166)	(182)
Office lease agreements	523	439
Liquid Barges leasing contract	477	—
Total	$834	$257
Operating lease liabilities, net of current portion
Land lease agreements	8,426	8,259
Office lease agreements	321	642
Liquid Barges leasing contract	2,206	—
Total	$10,953	$8,901

Leases - Lease Expenses (Table)
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Lease expense for charter-in contracts	$4,058	$5,887	$6,587
Lease expense for land lease agreements	630	571	564
Lease expense for office lease agreements	464	307	600
Total	$5,152	$6,765	$7,751

Leases - Total amount of lease payments on an undiscounted basis (Table)

	Land Leases	Office space	Liquid Barges
December 31, 2023	$556	$576	$619
December 31, 2024	556	224	619
December 31, 2025	556	69	619
December 31, 2026	556	57	619
December 31, 2027	556	—	619
December 31, 2028 and thereafter	21,333	—	—
Total	24,113	926	3,095
Operating lease liabilities, including current portion	8,260	844	2,683
Discount based on incremental borrowing rate	$15,853	$82	$412

Leases - Future Revenue for Chartered-out Vessels, Barges, Pushboats and for Logistics Business (Table)

Amount
2023	$190,021
2024	160,911
2025	130,283
2026	72,069
2027	58,573
2028 and thereafter	572,574
Total	$1,184,431